EQUITY (Tables)	12 Months Ended
Oct. 31, 2024
EQUITY
Schedule of stock warrants activities

	Number of Warrants	Weighted Average Exercise Price
Outstanding at October 31, 2021	141,800	$194.29
Granted	—	—
Exercised	—	—
Outstanding at October 31, 2022	141,800	194.29
Granted	—	—
Exercised	—	—
Outstanding at October 31, 2023	141,800	194.29
Granted	—	—
Expired	(10,800)	(125.00)
Outstanding at October 31, 2024	131,000	$200.00
Warrants exercisable at October 31, 2024	131,000	$200.00

Summary of shares of the company's ordinary stock issuable upon exercise of warrants outstanding

Warrants Outstanding			Warrants Exercisable
Exercise	Number Outstanding	Weighted Average Remaining	Number Exercisable at	Exercise
Price	at October 31, 2024	Contractual Life (Years)	October 31, 2024	Price
$200.00	131,000	1.61	131,000	$200.00

Schedule of statutory reserve activities

	TRX ZJ	NDB Technology	TYDW Technology	Total
Balance – October 31, 2021	$126,204	$2,680	$70,769	$199,653
Addition to statutory reserve	—	500	26,100	26,600
Balance – October 31, 2022	126,204	3,180	96,869	226,253
Addition to statutory reserve	—	—	48,897	48,897
Balance – October 31, 2023	126,204	3,180	145,766	275,150
Addition to statutory reserve	—	—	41,534	41,534
Balance – October 31, 2024	$126,204	$3,180	$187,300	$316,684